RESEARCH, DEVELOPMENT AND ENGINEERING	12 Months Ended
Dec. 31, 2016
RESEARCH, DEVELOPMENT AND ENGINEERING
RESEARCH, DEVELOPMENT AND ENGINEERING

NOTE O. RESEARCH, DEVELOPMENT AND ENGINEERING

RD&E expense was $5,751 million in 2016, $5,247 million in 2015 and $5,437 million in 2014. In addition, RD&E expense included in discontinued operations was $1 million in 2016, $197 million in 2015 and $368 million in 2014.

The company incurred total expense of $5,421 million, $5,178 million and $5,595 million in 2016, 2015 and 2014, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,470 million, $3,064 million and $3,064 million in 2016, 2015 and 2014, respectively.

Expense for product-related engineering was $332 million, $267 million and $211 million in 2016, 2015 and 2014, respectively.